Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 7 – GOODWILL AND INTANGIBLE ASSETS

Goodwill: The change in goodwill during the three months ended March 31, 2012 (unaudited) and the years ended December 31, 2011 and 2010 is as follows:

	For the Three Months Ended March 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

Beginning of year	$8,431	$8,431	$8,431
Acquired goodwill	—	—	—
Impairment	—	—	—

End of period	$8,431	$8,431	$8,431

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value, which is determined through a two-step impairment test. Step 1 includes the determination of the carrying value of our single reporting unit, including the existing goodwill and intangible assets, and estimating the fair value of the reporting unit. We determined the fair value of our reporting unit and compared it to its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, we are required to perform a second step to the impairment test.

Our annual impairment analysis as of September 30, 2011, indicated that the Step 2 analysis was not necessary. The estimate of the fair value of the reporting unit was higher than the carrying value of our reporting unit, including the existing goodwill and intangible assets, as of September 30, 2011. The Company did not record an impairment charge during the three months ended March 31, 2012 or 2011 (unaudited) or during the years ended December 31, 2011 or 2010.

Acquired Intangible Assets

Acquired intangible assets were as follows at March 31, 2012 (unaudited):

	March 31, 2012
	Gross Carrying Amount	Gross Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Core deposit intangibles	$1,534	$1,090	$444
Customer relationship intangibles	304	304	—

Total	$1,838	$1,394	$444

Acquired intangible assets were as follows at December 31, 2011 and 2010:

	December 31, 2011
	Gross Carrying Amount	Gross Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Core deposit intangibles	$1,534	$1,060	$474
Customer relationship intangibles	304	304	—

Total	$1,838	$1,364	$474

	December 31, 2010
	Gross Carrying Amount	Gross Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Core deposit intangibles	$1,534	$916	$618
Customer relationship intangibles	304	247	57

Total	$1,838	$1,163	$675

Aggregate amortization expense for the three months ended March 31, 2012 and 2011 (unaudited) was $30 and $58, respectively. Aggregate amortization expense for the years ended December 31, 2011 and 2010 was $201 and $264, respectively.

Estimated amortization expense for the next five years at March 31, 2012 (unaudited) is as follows:

April 1 – December 31, 2012	$79
Year ended December 31, 2013	85
Year ended December 31, 2014	66
Year ended December 31, 2015	51
Year ended December 31, 2016	40